CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 662,606,063	$ 674,141,554
Restricted cash	326,980,363	511,874,925
Short-term investments	5,595,625	8,442,063
Accounts receivable	97,911,510	64,129,969
Other receivables	287,300,176	166,632,745
Deposits for land use rights	26,375,391	42,254,342
Other deposits and prepayments	277,463,137	257,287,874
Advances to suppliers	44,357,799	46,983,182
Real estate properties development completed	458,204,518	632,359,691
Real estate properties under development (including real estate properties under development of the consolidated variable interest entities ("VIEs") to be used only to settle obligations of the VIEs of US$166,327,833 and nil as of December 31, 2018 and December 31, 2019, respectively	3,254,387,749	4,068,716,308
Amounts due from related parties	200,757,623	216,184,205
Amounts due from employees	2,350,852	1,694,416
Other current assets	772,303	520,391
Total current assets	5,645,063,109	6,691,221,665
Restricted cash, non-current	112,998,481	0
Real estate properties held for lease, net	515,868,908	302,764,217
Deposits for land use rights and properties	32,969,258	21,855,694
Property and equipment, net	43,004,379	38,114,483
Long-term investment	613,619,925	564,340,219
Deferred tax assets	260,153,439	230,452,674
Amounts due from related parties	82,687,026	26,122,186
Contract assets	23,093,235	21,779,221
Operating lease right-of-use assets	11,801,491	0
Other assets	80,405,182	137,062,313
TOTAL ASSETS	7,421,664,433	8,033,712,672
Current liabilities
Accounts payable and notes payable (including accounts payable and notes payable of the VIEs without recourse to the primary beneficiary of US$2,489,669 and US$431,883 as of December 31, 2018 and December 31, 2019, respectively	1,166,659,841	790,631,410
Short-term bank loans and other debt	73,419,108	43,711,388
Customer deposits	1,106,098,647	1,921,851,255
Income tax payable	298,227,606	213,272,832
Other payables and accrued liabilities (including other payables and accrued liabilities of the VIEs without recourse to the primary beneficiary of US$3,767,049 and US$854,814 as of December 31, 2018 and December 31, 2019, respectively	323,163,994	341,107,500
Payroll and welfare payable (including payroll and welfare payable of the VIEs without recourse to the primary beneficiary of US$2,263,756 and US$772,009 as of December 31, 2018 and December 31, 2019, respectively	24,223,625	33,752,390
Current portion of long-term bank loans and other debt	1,418,955,459	1,647,918,456
Lease liability, current portion	11,283,724	6,562,425
Mandatorily redeemable non-controlling interests	8,857,212	22,558,686
Amounts due to related parties	53,682,296	48,502,441
Total current liabilities	4,484,571,512	5,069,868,783
Long-term bank loans	686,064,696	720,038,940
Deferred tax liabilities	338,592,787	370,508,807
Unrecognized tax benefits	73,605,084	45,939,234
Other long-term debt	1,036,690,627	1,040,455,200
Lease liability	10,187,705	10,014,791
Amounts due to related parties		31,241,768
Total liabilities	6,629,712,411	7,288,067,523
Commitments and contingencies
Shareholders' equity
Authorized500,000,000 shares, issued and outstanding- 107,875,468 shares for 2019 (2018: 119,805,636 shares)	16,410	16,399
Treasury shares	(113,719,964)	(87,639,088)
Additional paid-in capital	543,290,577	532,117,479
Statutory reserves	175,008,459	166,495,744
Retained earnings	135,873,163	99,502,126
Accumulated other comprehensive loss	(50,167,006)	(30,122,179)
Total Xinyuan Real Estate Co., Ltd. shareholders' equity	690,301,639	680,370,481
Non-controlling interest	101,650,383	65,274,668
Total equity	791,952,022	745,645,149
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 7,421,664,433	$ 8,033,712,672